FINANCIAL INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Nonoperating Income (Expense) [Abstract]
Bank charges	$ (946)	$ (698)	$ (628)
Gain (Loss) on Foreign Currency Derivatives Recorded in Earnings, Net	(43,075)	6,490	(6,998)
Amortization of debt discount and issuance costs	(3,831)	(3,166)	(4,194)
Loss (gain) on foreign exchange, net	(7,154)	4,704	(1,499)
Equity Securities, FV-NI, Unrealized Gain	1,090	2,536	30,608
Total expenses	(53,916)	9,866	17,289
Investment Income, Interest	48,901	41,954	45,185
Total financial income (expenses), net	$ (5,015)	$ 51,820	$ 62,474